Financial instruments and risk management - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	May 11, 2018	Apr. 26, 2017
Derivative [Line Items]
Convertible bond issued by Archer	$ 433	$ 258
Interest rate cap | Not designated as a hedge
Derivative [Line Items]
Derivative asset purchased			$ 68
Interest rate cap | Not designated as a hedge | LIBOR
Derivative [Line Items]
Capped rate	2.87%
Archer | Convertible bond
Derivative [Line Items]
Convertible bond issued by Archer				$ 13